Acquisitions - Sky Gem International Limited - Identifiable assets acquired and liabilities assumed (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Acquisitions
Fair value of cash consideration transferred		$ 12,903	$ 100
Goodwill				$ 81,674	$ 74,419
Sky Gem International Limited
Acquisitions
Fair value of cash consideration transferred	$ 3,200	$ 3,200		$ 3,200
Other assets	2,000
Other liabilities	(17)
Non-controlling interests	(3,072)
Total identifiable net assets acquired, net of non-controlling interests	(1,089)
Goodwill	$ 4,289